SHARE-BASED COMPENSATION - Plan Non Vested Share Awards (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions		1 Months Ended					12 Months Ended
	Feb. 11, 2021 shares	Dec. 31, 2023 RUB (₽) ₽ / shares shares	Dec. 31, 2023 RUB (₽) $ / shares shares	Jan. 31, 2023 RUB (₽) ₽ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 RUB (₽) shares	Dec. 31, 2023 RUB (₽) ₽ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 RUB (₽) ₽ / shares shares	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($) shares
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs		₽ 9,507	₽ 9,507				₽ 9,507				$ 106.0
Weighted average period for recognition of unamortized share-based compensation expense							2 years 8 months 12 days	2 years 8 months 12 days
Share-based compensation expense recognized (in dollars or rubles)		₽ 3,542		₽ 7,476	$ (83.4)	₽ 3,277	₽ 31,776	$ 354.3	₽ 24,038	₽ 20,829
Number of restricted stock units expected to vest (in shares)		0.0625	0.0625				0.0625				0.0625
Share options.
Options, Quantity
Non-vested at the beginning of the period (in shares)				723,923	723,923		723,923	723,923
Vested (in shares)							(130,000)	(130,000)
Non-vested at the end of the period (in shares)		593,923					593,923	593,923	723,923
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares					$ 21.94			$ 21.94
Vested (in dollars per share) | $ / shares								27.05
Non-vested at the end of the period (in dollars per share) | $ / shares			₽ 20.82					$ 20.82
RSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)				5,725,549	5,725,549		5,725,549	5,725,549
Granted (in shares)				2,700,000	2,700,000	3,300,000	1,300,000	1,300,000
Vested (in shares)							(61,496)	(61,496)
Forfeited (in shares)							(306,519)	(306,519)
Cancelled (in shares)							(4,556,180)	(4,556,180)
Non-vested at the end of the period (in shares)		801,354					801,354	801,354	5,725,549
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares					$ 54.47			$ 54.47
Vested (in dollars per share) | $ / shares								41.31
Forfeited (in dollars per share) | $ / shares								56.44
Cancelled | $ / shares								55.16
Non-vested at the end of the period (in dollars per share) | $ / shares			50.77					$ 50.77
Share-based compensation expense recognized (in dollars or rubles)							₽ 21,225	$ 236.7	₽ 17,576	15,651
PSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)				171,979	171,979		171,979	171,979
Non-vested at the end of the period (in shares)		171,979					171,979	171,979	171,979
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares					$ 97.51			$ 97.51
Non-vested at the end of the period (in dollars per share) | $ / shares			₽ 97.51					$ 97.51
Share-based compensation expense recognized (in dollars or rubles)							₽ 51	$ 0.6	₽ 307	₽ 1,277
Synthetic Options And Business Units Equity Awards
Options, Quantity
Non-vested at the beginning of the period (in shares)				1,991,383	1,991,383		1,991,383	1,991,383
Granted (in shares)							2,163,779	2,163,779
Vested (in shares)							(959,015)	(959,015)
Forfeited (in shares)							(237,752)	(237,752)
Cancelled (in shares)							(308,150)	(308,150)
Non-vested at the end of the period (in shares)		2,650,245					2,650,245	2,650,245	1,991,383
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | ₽ / shares				₽ 3,405.1			₽ 3,405.1
Granted (in dollars per share) | ₽ / shares							1,665.1
Vested (in dollars per share) | ₽ / shares							2,343.6
Forfeited (in dollars per share) | ₽ / shares							3,639.1
Cancelled (in dollars per share) | ₽ / shares							6,038.7
Non-vested at the end of the period (in dollars per share) | ₽ / shares		₽ 2,041.3					₽ 2,041.3		₽ 3,405.1
Synthetic Options Equity Incentive Plans | Share options.
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs		₽ 5,740	₽ 5,740				₽ 5,740				$ 64.0
Weighted average period for recognition of unamortized share-based compensation expense							2 years 10 months 13 days	2 years 10 months 13 days
Self-Driving Group 2021 Equity Incentive Plan
SARs and RSUs, Quantity
Granted (in shares)	2,132,749
Self-Driving Group 2021 Equity Incentive Plan | RSUs
Options, Quantity
Non-vested at the beginning of the period (in shares)				619,623	619,623		619,623	619,623
Forfeited (in shares)							(28,000)	(28,000)
Non-vested at the end of the period (in shares)									619,623
SARs and RSUs, Quantity
Vested (in shares)							(350,586)	(350,586)
Forfeited (in shares)							(28,000)	(28,000)
Non-vested at the end of the period (in shares)		241,037					241,037	241,037
SARs and RSUs, Weighted average grant date fair value
Weighted average period for recognition of unamortized share-based compensation expense							1 year 3 months 10 days	1 year 3 months 10 days